UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for Wells Fargo Managed Account CoreBuilder Shares – Series M

Date of reporting period: June 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

June 30, 2017

Wells Fargo Managed Account

∎	Wells Fargo Managed Account CoreBuilder® Shares – Series M

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares – Series M	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®, CPA

Robert J. Miller

Average annual total returns (%) as of June 30, 2017

	Inception date	1 Year	5 year	Since Inception
Wells Fargo Managed Account CoreBuilder Shares – Series M	4-14-2008	(0.58)	4.84	7.31
Bloomberg Barclays Municipal Bond Index[1]	–	(0.49)	3.26	4.51

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	3

Credit quality as of June 30, 2017[2]

Effective maturity distribution of June 30, 2017[3]

[1]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[3]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

4	Wells Fargo Managed Account CoreBuilder Shares – Series M	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 1-1-2017	Ending account value 6-30-2017	Expenses paid during the period¹		Annualized net expense ratio
Actual	$1,000.00	$1,037.75	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	*	0.00	%*

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	5

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.16%

Alabama: 1.16%
Alabama Federal Aid Highway Finance Authority Series A (Miscellaneous Revenue)	5.00%	9-1-2035	$3,250,000	$3,821,691
Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-1-2032	1,500,000	1,458,825
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	1,350,000	971,541
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	545,000	567,013

				6,819,070

Arizona: 4.55%
Arizona Health Facilities Authority Catholic West Series B (Health Revenue, Barclays Bank LOC) ø	0.93	7-1-2035	8,400,000	8,400,000
City of San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,350,576
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	650,000	690,079
Maricopa County AZ IDA Horizon Community Learning Center Project (Education Revenue)	5.00	7-1-2035	3,000,000	3,092,100
Maricopa County AZ IDA Senior Living Facility Series 2016 (Health Revenue) 144A	6.00	1-1-2048	2,000,000	1,989,460
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	539,720
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	305,000	332,032
Pima County AZ IDA Educational Facility Charter School Project Series R (Education Revenue)	2.88	7-1-2021	835,000	828,136
Pima County AZ IDA Educational Facility Desert Heights Charter School (Education Revenue)	7.00	5-1-2034	1,000,000	1,090,350
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	995,000	1,005,846
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,225,078
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	5.00	7-1-2025	755,000	776,049
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	6.00	7-1-2035	1,025,000	1,055,812
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	6.13	7-1-2045	1,000,000	1,024,430
Salt Verde Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,422,557
Verrado AZ Community Facilities District #1 (GO Revenue) 144A	5.00	7-15-2022	500,000	528,015
Yavapai County AZ IDA Business & Equine Center Project (Education Revenue) 144A	4.63	3-1-2022	330,000	343,613

				26,693,853

California: 6.41%
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	1,000,000	1,137,310
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,099,820
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project (Industrial Development Revenue) 144A	8.00	7-1-2039	1,430,000	1,542,627
California PCFA Water Furnishing Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	1,000,000	1,001,880
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	1.04	8-1-2027	5,955,000	5,955,000
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	272,790

The accompanying notes are an integral part of these financial statements.

6	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	4.75%	10-1-2024	$425,000	$447,334
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.63	10-1-2034	575,000	610,225
California Series B-5 (Miscellaneous Revenue, MUFG Union Bank NA LOC) ø	0.70	5-1-2040	10,000,000	10,000,000
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	113,653
California Various Purposes (GO Revenue)	6.00	4-1-2038	200,000	216,800
Campbell CA Union High School District (Miscellaneous Revenue)	5.00	8-1-2022	500,000	501,825
Campbell CA Union High School District (Miscellaneous Revenue)	5.00	8-1-2023	500,000	501,825
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	500,000	319,850
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	130,000	86,741
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	70,000	40,863
Golden State Tobacco Securitization California Tobacco Settlement CAB Series A (Tobacco Revenue, Ambac Insured) ¤	0.00	6-1-2024	4,985,000	4,210,830
Hawthorne CA School District CAB Series C (GO Revenue, National Insured) ¤	0.00	11-1-2025	100,000	78,542
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	5.00	7-1-2039	500,000	576,375
Palo Alto CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	254,928
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	450,000	528,089
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	168,470
San Diego CA Public Financing Authority Capital Improvement Project Series B (Miscellaneous Revenue)	5.00	10-15-2029	500,000	589,980
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.87	4-1-2038	5,050,000	5,050,000
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,170,810
University of California Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,153,500

				37,630,067

Colorado: 2.04%
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	220,860
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	276,515
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	288,943
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A (Education Revenue)	6.00	12-15-2037	1,500,000	1,438,620
Colorado ECFA Charter School Community Leadership Academy Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	571,305
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,115,840
Colorado Health Facilities Authority Catholic Health Initiative Series 2009A (Health Revenue)	5.00	7-1-2039	4,000,000	4,097,160
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Industrial Development Revenue)	5.00	12-1-2033	2,500,000	2,832,950
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	1,000,000	1,152,780

				11,994,973

Connecticut: 0.61%
Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2024	450,000	530,888
Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2025	275,000	321,035

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	7

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)
Hartford CT (GO Revenue)	5.00%	4-1-2024	$1,000,000	$893,270
Hartford CT (GO Revenue)	5.00	4-1-2028	2,055,000	1,812,695

				3,557,888

Delaware: 0.26%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,500,000	1,531,860

District of Columbia: 1.00%
District of Columbia Association of American Medical Colleges Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	317,898
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	50,000	53,532
District of Columbia University Series 2009C (Education Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.91	4-1-2042	3,000,000	3,000,000
District of Columbia University Revenue Bond American University Series A (Education Revenue, Royal Bank of Canada LOC) ø	0.92	10-1-2036	2,500,000	2,500,000

				5,871,430

Florida: 1.92%
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	554,195
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,156,120
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	249,998
Miami-Dade County FL IDA Aspira Florida Project Series 2016A (Education Revenue) 144A	5.75	11-1-2036	2,000,000	2,027,220
Miami-Dade County FL IDA Youth Co-OP Charter School Project Series 2015A (Education Revenue) 144A	5.75	9-15-2035	1,500,000	1,545,330
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,528,300
Miami-Dade County FL Seaport AMT Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,186,750
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	1,000,000	1,007,600

				11,255,513

Georgia: 0.65%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	55,719
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A1 (Health Revenue) 144A%%	6.00	1-1-2023	1,500,000	1,495,830
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A1 (Health Revenue) 144A%%	7.00	1-1-2040	1,500,000	1,499,955
Washington GA Wilkes Payroll Development Authority Subordinate Series C (Health Revenue) ¤	0.00	12-1-2021	815,000	760,183

				3,811,687

Guam: 0.56%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	365,000	385,911
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,101,230

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Guam (continued)
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00%	7-1-2019	$75,000	$79,762
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2021	550,000	613,492
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	500,000	567,310
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	551,235

				3,298,940

Idaho: 0.33%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	105,843
Idaho Housing & Finance Association Idaho Arts Charter School Series A (Education Revenue) 144A	5.00	12-1-2036	1,000,000	1,059,120
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	518,785
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	254,505

				1,938,253

Illinois: 21.81%
Bureau County IL Township High School District #502 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	918,825
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	4,380,000	3,740,739
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2022	3,250,000	2,643,745
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	195,000	203,165
Chicago IL Board of Education Series A (GO Revenue)	5.00	1-1-2020	1,000,000	1,004,530
Chicago IL Board of Education Series A (GO Revenue, National Insured) ##	5.25	12-1-2017	250,000	252,223
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2021	2,555,000	2,740,876
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	1,000,000	858,470
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2022	375,000	379,811
Chicago IL CAB Series A (GO Revenue, National Insured) ±	5.59	1-1-2023	950,000	953,971
Chicago IL City Colleges Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2031	800,000	414,472
Chicago IL Emergency Telephone System Project (GO Revenue, National Insured)	5.50	1-1-2023	555,000	604,251
Chicago IL Library Project Series D (GO Revenue)	5.00	1-1-2021	440,000	444,884
Chicago IL Modern Schools Across Chicago Program Series A (GO Revenue)	4.00	12-1-2018	445,000	445,903
Chicago IL O’Hare International Airport (Airport Revenue)	5.00	1-1-2035	2,2350,000	2,476,454
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	1,000,000	1,123,250
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	1,500,000	1,746,660
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	1,000,000	1,127,950
Chicago IL Park District Limited Tax Park Bonds Series 2016A (GO Revenue)	5.00	1-1-2030	1,000,000	1,125,150
Chicago IL Park District Limited Tax Park Bonds Series 2016A (GO Revenue)	5.00	1-1-2031	1,000,000	1,118,070
Chicago IL Park District Limited Tax Park Bonds Series 2016A (GO Revenue)	5.00	1-1-2032	1,225,000	1,363,891
Chicago IL Park District Limited Tax Park Bonds Series 2016A (GO Revenue)	5.00	1-1-2035	1,000,000	1,101,760
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A (GO Revenue)	5.00	11-15-2028	1,655,000	1,903,085

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	9

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E (GO Revenue)	5.00%	11-15-2029	$1,735,000	$1,978,438
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2019	705,000	716,520
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2031	4,525,000	4,788,717
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2032	850,000	896,733
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2033	2,785,000	2,928,957
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	1,775,000	1,846,053
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,250,000	2,396,093
Chicago IL Series A (GO Revenue)	4.00	1-1-2020	590,000	588,885
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	845,000	849,580
Chicago IL Series A (GO Revenue)	5.25	1-1-2026	550,000	550,105
Chicago IL Series A (GO Revenue)	6.00	1-1-2038	2,500,000	2,569,200
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,300,000	1,303,159
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2021	610,000	510,131
Chicago IL Series C (GO Revenue)	4.00	1-1-2021	750,000	735,353
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2029	1,000,000	1,011,560
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014 (Water & Sewer Revenue)	5.00	1-1-2025	595,000	670,446
Chicago IL Wastewater Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,082,780
Chicago IL Waterworks Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	1,000,000	1,072,720
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004 (Water & Sewer Revenue)	5.00	11-1-2027	2,250,000	2,573,213
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012 (Water & Sewer Revenue)	4.00	11-1-2020	625,000	664,644
Chicago IL Water Revenue Refunding Bond Second Lien (Water & Sewer Revenue)	5.00	11-1-2025	2,600,000	2,977,416
Chicago IL Water Revenue Second Lien Project (Water & Sewer Revenue)	5.00	11-1-2026	2,055,000	2,311,485
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	675,000	503,651
Cook County IL School District #159 CAB (GO Revenue, AGM Insured) ¤	0.00	12-1-2023	615,000	501,237
Cook County IL Series A (GO Revenue)	5.00	11-15-2020	770,000	841,125
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	2,940,000	3,230,325
Illinois (Miscellaneous Revenue)	5.00	2-1-2021	3,000,000	3,113,730
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	300,000	313,698
Illinois (Tax Revenue)	5.00	6-15-2024	1,000,000	1,129,310
Illinois (Miscellaneous Revenue)	5.00	5-1-2025	870,000	903,104
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	1,130,000	1,232,005
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	1,250,000	1,333,388
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	1,000,000	1,040,360
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	219,934
Illinois Finance Authority Rogers Park Montessori School (Miscellaneous Revenue)	5.00	2-1-2024	505,000	525,660
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	549,195
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	432,680
Illinois Finance Authority Wesleyan University (Education Revenue)	5.00	9-1-2046	2,000,000	2,163,320
Illinois Sales Tax Revenue Build Illinois Bond (Tax Revenue)	5.00	6-15-2029	1,000,000	1,087,130
Illinois Sales Tax Revenue Build Illinois Bond (Tax Revenue)	5.00	6-15-2032	1,560,000	1,680,448
Illinois Sales Tax Revenue Second Series (Tax Revenue, National Insured)	5.75	6-15-2020	1,005,000	1,116,816
Illinois Series A (GO Revenue)	4.00	9-1-2019	600,000	605,232
Illinois Series A (Tax Revenue)	4.00	1-1-2029	1,000,000	944,300
Illinois Series A (Tax Revenue)	5.00	6-1-2019	465,000	480,945
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	1,905,000	2,083,784
Illinois Series A (Tax Revenue)	5.00	1-1-2027	2,000,000	2,036,260
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AGM Insured)	5.25	6-15-2031	2,500,000	2,771,350

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00%	6-15-2028	$1,500,000	$1,665,510
Illinois Toll Highway Authority Toll Senior Series B (Transportation Revenue)	5.00	1-1-2039	1,000,000	1,120,500
Illinois University Certificate of Participation Capital Improvement Project (Miscellaneous Revenue)	4.25	4-1-2020	715,000	748,648
Kane, Cook & DuPage Counties IL Series A (GO Revenue)	5.00	1-1-2034	1,000,000	1,109,880
Kane, Cook & DuPage Counties IL Series D (GO Revenue)	5.00	1-1-2034	1,700,000	1,886,796
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	75,000	72,337
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2019	1,135,000	1,056,730
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2030	960,000	525,446
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2032	3,500,000	1,719,760
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2033	14,000,000	6,506,920
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2034	2,200,000	967,714
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	5,150,000	3,442,415
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series B (Tax Revenue)	5.00	12-15-2028	3,000,000	3,034,050
Springfield Sangamon County IL (GO Revenue)	5.00	12-1-2031	1,390,000	1,547,306
Village Bolingbrook IL (GO Revenue, AGM Insured)	5.00	1-1-2031	500,000	559,965
Will County IL Community High School District #210 Lincoln-Way Series A (GO Revenue, AGM Insured)	5.00	1-1-2027	4,000,000	4,443,760
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue)	5.00	1-1-2030	1,000,000	928,290
Will County IL Lincoln-Way Communty High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2027	325,000	193,804
Will County IL Lincoln-Way Community High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2033	1,625,000	662,318
Will County IL School District #14 Prerefunded CAB School Series (GO Revenue, National Insured) ¤	0.00	12-1-2017	255,000	253,850
Winnebago County IL Series A (GO Revenue, AGM Insured)	4.00	12-30-2025	1,000,000	1,091,820

				128,091,129

Indiana: 3.13%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,069,130
Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00	7-1-2029	605,000	693,493
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,509,434
Indiana Health & Educational Facility Financing Authority Series 2006B (Health Revenue) ±	1.75	11-15-2031	7,000,000	7,012,110
Indianapolis IN Local Public Improvement Series 2015E (Miscellaneous Revenue)	5.00	1-1-2035	2,675,000	3,121,939
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue) ±	1.66	12-1-2044	5,000,000	4,989,150

				18,395,256

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	11

Security name	Interest rate	Maturity date	Principal	Value

Iowa: 0.18%
Coralville IA Certificate of Participation (Miscellaneous Revenue)	4.00%	6-1-2020	$500,000	$526,225
Coralville IA Certificate of Participation (Miscellaneous Revenue)	4.00	6-1-2021	500,000	532,805

				1,059,030

Kansas: 1.14%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	19,680,000	6,694,546

Kentucky: 0.86%
Kentucky EDFA Senior Revenue Bonds Next Generation Kentucky Information Highway Project Series A (Miscellaneous Revenue)	5.00	7-1-2033	1,000,000	1,087,520
Kentucky EDFA Senior Revenue Bonds Next Generation Kentucky Information Highway Project Series A (Miscellaneous Revenue)	5.00	7-1-2037	1,300,000	1,406,275
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	838,124
Paducah KY Electric Plant (Utilities Revenue, AGM Insured)	5.00	10-1-2035	1,510,000	1,702,903

				5,034,822

Louisiana: 2.18%
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ±	5.25	10-1-2031	2,000,000	1,670,280
Louisiana Public Facilities Authrority Loyola Unversity Project CCAB (Education Revenue) ±	5.25	10-1-2036	1,775,000	1,459,032
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ±	5.25	10-1-2046	6,000,000	4,866,540
Louisiana Series A (GO Revenue)	5.00	8-1-2026	1,000,000	1,176,900
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	533,840
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2018	3,000,000	3,113,940

				12,820,532

Maine: 0.06%
Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	172,133
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	204,183

				376,316

Maryland: 0.46%
Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	127,526
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016A (Education Revenue)	5.75	8-1-2033	1,000,000	1,039,750
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016A (Education Revenue)	7.00	8-1-2046	1,500,000	1,557,450

				2,724,726

Massachusetts: 0.31%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	115,424
Massachusetts School Building Authority Series A (Tax Revenue)	5.00	11-15-2034	1,470,000	1,718,268

				1,833,692

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 4.86%
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00%	7-1-2036	$715,000	$798,333
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016C (Water & Sewer Revenue)	5.00	7-1-2036	3,560,000	3,966,410
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue)	4.00	7-1-2032	4,000,000	4,159,560
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue, AGM Insured)	4.00	7-1-2033	4,000,000	4,140,800
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	4,000,000	4,516,760
Michigan Finance Authority Local Government Loan Program Series D4 (Water & Sewer Revenue)	5.00	7-1-2029	1,000,000	1,133,930
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue) (s)	8.00	9-1-2021	115,000	91,985
Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010 (Education Revenue)	6.00	6-1-2020	300,000	302,451
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	4,000,000	4,069,440
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	495,000	491,743
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	786,813
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	871,958
Wayne County MI Airport Series A (Airport Revenue, AGM Insured)	4.00	12-1-2020	1,715,000	1,849,027
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	900,000	916,371
Western Michigan University (Education Revenue)	5.25	11-15-2031	400,000	459,356

				28,554,937

Minnesota: 0.08%
Independence MN Charter School Lease Series A (Education Revenue)	4.25	7-1-2026	500,000	491,195

Mississippi: 0.80%
City of Jackson MS Convention Center Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,567,982
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	1,000,000	1,120,490

				4,688,472

Missouri: 0.40%
Missouri HEFA (Health Revenue)	1.50	2-1-2018	475,000	475,337
Missouri HEFA (Health Revenue)	5.00	2-1-2021	800,000	885,024
Missouri HEFA (Health Revenue)	5.00	2-1-2022	220,000	248,059
Raymore MO Tax Increment Refunding & Improvement Bond Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	765,578

				2,373,998

New Hampshire: 0.78%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2026	1,000,000	1,156,730
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2027	845,000	961,492

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	13

Security name	Interest rate	Maturity date	Principal	Value

New Hampshire (continued)
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00%	1-1-2028	$2,170,000	$2,466,830

				4,585,052

New Jersey: 6.94%
City of Bayonne NJ School District (GO Revenue, AGM Insured)	5.00	7-15-2021	1,300,000	1,455,311
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,582,350
New Jersey EDA Educational Facilities Series AB (Education Revenue)	5.00	6-1-2022	1,875,000	2,001,563
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	289,818
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	300,795
New Jersey EDA School Facilities Construction Notes Series PP (Miscellaneous Revenue)	5.00	6-15-2019	1,800,000	1,887,606
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2027	3,150,000	3,294,963
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2028	5,000,000	5,202,250
New Jersey EDA School Facilities Drew University Series C (Education Revenue, National Insured)	5.25	7-1-2020	2,060,000	2,254,814
New Jersey EDA Student Loan Series 1 (Education Revenue)	5.50	12-1-2021	2,900,000	3,286,048
New Jersey Educational Facilities Authority Series 2014 (Education Revenue)	5.00	6-15-2025	1,000,000	1,062,820
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,500,000	1,227,625
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,691,248
New Jersey TTFA Series A (Transportation Revenue)	5.00	6-15-2029	2,000,000	2,148,180
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	12-15-2022	600,000	654,108
New Jersey TTFA Series AA (Miscellaneous Revenue)	5.00	6-15-2045	1,500,000	1,529,565
New Jersey TTFA Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2021	7,115,000	8,005,158
New Jersey TTFA Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	262,105
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	2,355,000	2,591,159

				40,727,486

New Mexico: 0.44%
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.45	11-1-2039	2,600,000	2,595,606

New York: 5.68%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	549,220
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	5,000,000	6,003,750
Monroe County NY IDAG Refunding Bond Monroe Community College Association (Education Revenue, AGM Insured)	5.00	1-15-2038	500,000	558,990
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	150,000	162,000
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	526,140
New York NY Municipal Water Finance Authority Adjusted Fiscal 2013 Subordinate Series AA-2 (Water & Sewer Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.93	6-15-2046	6,040,000	6,040,000
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	1,000,000	1,146,150
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	10,000,000	11,013,300

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	4.63%	7-1-2022	$1,500,000	$1,606,305
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	5.00	7-1-2019	750,000	790,800
Oyster Bay NY BAN Series A (GO Revenue) ##	3.50	6-1-2018	1,000,000	1,013,280
Oyster Bay NY BAN Series C (GO Revenue) ##	4.00	6-1-2018	1,000,000	1,010,890
Oyster Bay NY Public Improvement (GO Revenue)	3.00	8-15-2019	875,000	865,340
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	559,725
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	1,000,000	1,089,180
Western Nassau County NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2025	340,000	410,611

				33,345,681

Ohio: 3.04%
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	1.42	5-1-2038	3,000,000	2,983,020
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	620,000	644,552
Ohio Air Quality Development Authority FirstEnergy Generation Series 2009-A (Utilities Revenue)	5.70	8-1-2020	500,000	212,500
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue) ±	3.75	12-1-2023	3,000,000	1,275,000
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2035	2,000,000	2,226,940
Ohio Private Activity Bond Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2029	2,070,000	2,354,625
Ohio St Higher Educational Facility Commission Revenue Hospital Cleveland Clinic Health Series A (Health Revenue)	5.50	1-1-2043	5,000,000	5,105,900
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series A (Industrial Development Revenue) ±	3.75	7-1-2033	7,000,000	2,975,000
Toledo OH Enterprise Bond Series 2-A (Industrial Development Revenue)	5.50	12-1-2019	100,000	101,946

				17,879,483

Oklahoma: 0.39%
Garfield County OK Educational Facilities Authority Enid Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	1,895,000	2,269,547

Oregon: 0.13%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	552,185
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	199,874

				752,059

Pennsylvania: 9.01%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	475,000	499,548
Allegheny County PA Series C-72 (GO Revenue)	5.25	12-1-2032	1,000,000	1,160,860
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Utilities Revenue) ±	2.70	4-1-2035	1,500,000	637,500
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	2.41	11-1-2039	2,000,000	2,014,320

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	15

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25%	12-15-2027	$325,000	$332,933
Commonwealth Financing Authority Pennsylvania Series B-1 (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2025	500,000	592,525
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	35,000	35,123
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,709,470
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2021	660,000	716,443
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2023	760,000	842,931
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	5,000,000	5,615,800
Pennsylvania Turnpike Commission Subordinate Series E (Transportation Revenue) ±	6.38	12-1-2038	1,000,000	1,224,230
Philadelphia PA Airport Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2037	2,000,000	2,005,780
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,150,490
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	230,000	238,818
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2025	1,995,000	2,340,354
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	470,066
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	190,000	202,031
Philadelphia PA IDA National Board of Medical Examiners Project (Health Revenue)	5.00	5-1-2026	1,420,000	1,730,071
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	280,000	306,205
Philadelphia PA Refunding Bond Series A (GO Revenue)	5.25	7-15-2033	1,000,000	1,140,380
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2020	250,000	271,545
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2022	1,350,000	1,475,051
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2030	1,000,000	1,111,760
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2036	3,000,000	3,259,440
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2037	1,000,000	1,084,870
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2025	1,905,000	2,271,427
Philadelphia PA Water & Sewer Series B (Water & Sewer Revenue)	5.00	7-1-2032	1,145,000	1,317,391
Philadelphia PA Municipal Authority Refunding Bond City Agreement Juvenile (Miscellaneous Revenue)	5.00	4-1-2033	2,355,000	2,680,108
Reading PA Water Authority Series 2011 (Water & Sewer Revenue)	5.25	12-1-2036	1,250,000	1,418,588
State Public School Building Authority Harrisburg School District Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2023	1,710,000	1,998,306
State Public School Building Authority Series 2016A (Miscellaneous Revenue)	5.00	6-1-2036	4,715,000	5,093,426
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2036	6,000,000	5,970,720

				52,918,510

South Carolina: 0.78%
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,104,040
South Carolina Public Service Authority Series C (Miscellaneous Revenue)	5.00	12-1-2030	3,010,000	3,445,547

				4,549,587

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 0.87%
Bristol TN Industrial Development Board The Pinnacle Project Series A (Tax Revenue) 144A	5.13%	12-1-2042	$2,000,000	$1,963,660
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1 (Health Revenue) ±	1.55	11-15-2030	3,000,000	2,997,330
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	150,000	156,404

				5,117,394

Texas: 7.29%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13	3-1-2044	1,250,000	1,260,025
Arlington TX Refinancing Permanent Improvement (GO Revenue)	5.00	8-15-2023	2,940,000	3,513,682
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	2,500,000	2,770,925
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.50	8-15-2035	2,000,000	2,124,940
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.75	8-15-2038	1,000,000	1,048,830
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	1,825,000	1,828,595
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	150,000	157,089
New Hope Cultural Educational Facilities Finance Corporation Series A (Education Revenue) 144A	5.00	8-15-2026	500,000	513,455
North Texas Tollway Authority System Series A (Transportation Revenue)	5.00	1-1-2023	3,500,000	4,090,275
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	385,476
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	2,000,000	2,026,640
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.35	4-1-2040	3,100,000	3,100,000
Port of Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	2,190,000	2,438,872
San Antonio TX Independent School District (GO Revenue) ±	2.00	8-1-2044	950,000	950,741
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2974 (Health Revenue, Credit Suisse LIQ) 144A ø	1.11	11-15-2029	5,605,000	5,605,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144A ø	1.11	7-1-2021	4,215,000	4,215,000
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	250,000	287,548
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	1,300,000	1,489,020
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	356,156
Texas Transportation Commission Highway (Miscellaneous Revenue)	5.00	4-1-2028	2,605,000	3,185,681
Upper Trinity TX Regional Water District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2028	750,000	879,195
Upper Trinity TX Regional Water District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2029	500,000	581,735

				42,808,880

Vermont: 0.67%
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2018	280,000	289,576
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2019	100,000	106,430
Vermont Student Assistance Corporation Series B Class A-2 (Education Revenue) ±	4.22	12-3-2035	500,000	524,660
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	2.05	6-2-2042	3,032,146	3,032,146

				3,952,812

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	17

Security name	Interest rate	Maturity date	Principal	Value

Virgin Islands: 1.07%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Miscellaneous Revenue)	5.00%	10-1-2025	$2,500,000	$2,112,575
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2039	5,750,000	4,180,595

				6,293,170

Washington: 3.89%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2035	5,500,000	6,270,660
King County WA Public Hospital District Series 2016 (GO Revenue)	5.00	12-1-2036	475,000	540,317
Washington HCFR Catholic Health Initiatives Series A (Health Revenue)	5.00	1-1-2029	1,300,000	1,505,803
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	1.91	1-1-2035	5,000,000	4,983,900
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	2.31	1-1-2035	3,000,000	3,002,370
Washington State Series D (GO Revenue)	5.00	2-1-2037	5,620,000	6,529,766

				22,832,816

Wisconsin: 2.42%
Wisconsin PFA Airport Facilities Series C (Airport Revenue)	5.00	7-1-2042	2,585,000	2,669,788
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	1,000,000	1,113,650
Wisconsin PFA Lease Development KU Campus Development Project (Education Revenue)	5.00	3-1-2046	4,500,000	5,054,445
Wisconsin PFA Pine Lake Preparatory (Education Revenue) 144A	4.95	3-1-2030	1,370,000	1,410,429
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A	5.63	7-1-2045	1,790,000	1,817,638
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A	4.38	7-1-2025	500,000	507,255
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A	5.38	7-1-2035	1,630,000	1,654,874

				14,228,079

Total Municipal Obligations (Cost $579,486,751)				582,398,347

	Yield		Shares
Short-Term Investments: 0.21%

Investment Companies: 0.21%
Wells Fargo Municipal Cash Management Fund Institutional Class ##(l)(u)	0.81		1,210,597	1,211,323

Total Short-Term Investments (Cost $1,211,323)				1,211,323

Total investments in securities (Cost $580,698,074) *	99.37%	583,609,670
Other assets and liabilities, net	0.63	3,709,845

Total net assets	100.00%	$587,319,515

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2017 (unaudited)

¤	The security is issued in zero coupon form with no periodic interest payments.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $580,698,073 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,732,109
Gross unrealized losses	(9,820,512)

Net unrealized gains	$2,911,597

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2017 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	19

Assets
Investments
In unaffiliated securities, at value (cost $579,486,751)	$582,398,347
In affiliated securities, at value (cost $1,211,323)	1,211,323

Total investments, at value (cost $580,698,074)	583,609,670
Cash	1,493,248
Receivable for investments sold	1,920,475
Receivable for Fund shares sold	1,916,042
Receivable for interest	6,509,625

Total assets	595,449,060

Liabilities
Dividends payable	1,723,760
Payable for investments purchased	5,888,499
Payable for Fund shares redeemed	517,286

Total liabilities	8,129,545

Total net assets	$587,319,515

NET ASSETS CONSIST OF
Paid-in capital	$587,593,494
Undistributed net investment income	606
Accumulated net realized losses on investments	(3,186,181)
Net unrealized gains on investments	2,911,596

Total net assets	$587,319,515

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets	$587,319,515
Shares outstanding[1]	50,030,430
Net asset value per share	$11.74

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Managed Account CoreBuilder Shares – Series M	Statement of operations—six months ended June 30, 2017 (unaudited)

Investment income
Interest	$9,762,880
Income from affiliated securities	20,457

Total investment income	9,783,337

Expenses
Custody and accounting fees	14,029
Professional fees	7,077
Registration fees	83,868
Shareholder report expenses	9,740
Trustees’ fees and expenses	10,555
Other fees and expenses	4,636

Total expenses	129,905
Less: Fee waivers and/or expense reimbursements	(129,905)

Net expenses	0

Net investment income	9,783,337

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(2,233,748)
Affiliated securities	(564)
Futures transactions	79,462

Net realized losses on investments	(2,154,850)
Net change in unrealized gains (losses) on investments	13,391,600

Net realized and unrealized gains (losses) on investments	11,236,750

Net increase in net assets resulting from operations	$21,020,087

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Managed Account CoreBuilder Shares – Series M	21

	Six months ended June 30, 2017 (unaudited)		Year ended December 31, 2016

Operations
Net investment income		$9,783,337		$14,650,248
Net realized losses on investments		(2,154,850)		(715,434)
Net change in unrealized gains (losses) on investments		13,391,600		(22,381,618)

Net increase (decrease) in net assets resulting from operations		21,020,087		(8,446,804)

Distributions to shareholders from net investment income		(9,782,657)		(14,649,787)

Capital share transactions	Shares		Shares
Proceeds from shares sold	8,961,614	104,114,243	25,355,522	304,732,701
Payment for shares redeemed	(5,777,817)	(67,079,337)	(8,725,514)	(103,998,208)

Net increase in net assets resulting from capital share transactions		37,034,906		200,734,493

Total increase in net assets		48,272,336		177,637,902

Net assets
Beginning of period		539,047,179		361,409,277

End of period		$587,319,515		$539,047,179

Undistributed (overdistributed) net investment income		$606		$(74)

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Managed Account CoreBuilder Shares – Series M	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (unaudited)	Year ended December 31
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.51	$11.96	$11.86	$10.99	$11.61	$10.93
Net investment income	0.20	0.37	0.41	0.44	0.44	0.44
Net realized and unrealized gains (losses) on investments	0.23	(0.45)	0.10	1.00	(0.60)	0.93

Total from investment operations	0.43	(0.08)	0.51	1.44	(0.16)	1.37
Distributions to shareholders from
Net investment income	(0.20)	(0.37)	(0.41)	(0.44)	(0.43)	(0.44)
Net realized gains	0.00	0.00	0.00	(0.13)	(0.03)	(0.25)

Total distributions to shareholders	(0.20)	(0.37)	(0.41)	(0.57)	(0.46)	(0.69)
Net asset value, end of period	$11.74	$11.51	$11.96	$11.86	$10.99	$11.61
Total return[1]	3.77%	(0.75)%	4.38%	13.27%	(1.37)%	12.81%
Ratios to average net assets (annualized)
Gross expenses	0.05%	0.04%	0.07%	0.10%	0.08%	0.24%
Net expenses[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.49%	3.05%	3.45%	3.66%	3.94%	3.76%
Supplemental data
Portfolio turnover rate	10%	15%	21%	37%	56%	57%
Net assets, end of period (000s omitted)	$587,320	$539,047	$361,409	$222,616	$104,914	$49,911

[1]	Returns for periods of less than one year are not annualized.

[2]	The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

24	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to financial statements (unaudited)

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2016, the Fund had capital loss carryforwards which consist of $845,380 in long-term capital losses.

As of December 31, 2016, the Fund had current year net deferred post-October capital losses consisting of $185,952 in short-term losses which were recognized on the first day of the following fiscal year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	25

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$582,398,347	$0	$582,398,347

Short-term investments
Investment companies	1,211,323	0	0	1,211,323
Total assets	$1,211,323	$582,398,347	$0	$583,609,670

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

During the six months ended June 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $498 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2017 were $61,594,395 and $49,991,109, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2017, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the Portfolio.

As of June 30, 2017, the Fund did not have any open futures contracts. The Fund had an average notional amount of $5,075,750 in short futures contracts during the six months ended June 30, 2017.

The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or

26	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to financial statements (unaudited)

emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2017, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

At June 30, 2017, the following shareholders held 95.50% of the outstanding shares of the Fund:

% of ownership
Morgan Stanley Smith Barney LLC	23.44
Pershing LLC	8.60
UBS Financial Services Incorporated	53.55
Wells Fargo Clearing Services LLC	9.91

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-888-877-9275, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 148 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

30	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 79 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-888-877-9275 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser was reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including advisory fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund excluding portfolio transaction or

32	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other information (unaudited)

other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary cost of the Fund’s business. The Board further noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level is identical for all sponsors of SMAs that invest in the Fund.

In light of this unique fee and distribution structure, the Board does not conduct a performance and fee review relative to a peer group or universe. The Board took into account the fee and distribution structure of the Fund in deciding to re-approve the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate for the Fund was consistent with the zero fee structure, and was reasonable. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis. The Board did not receive or consider to be necessary separate profitability information with respect to the Fund in light of its unique fee and distribution structure.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

In light of the unique fee and distribution structure of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.

The Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser was reasonable.

List of abbreviations	Wells Fargo Managed Account CoreBuilder Shares – Series M	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Email: MAS@wellsfargo.com

Website: wellsfargofunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Fund. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Fund. The Fund is distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

304902 08-17 SCBM/SAR130 06-17

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: August 25, 2017

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: August 25, 2017